Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended
	May 31, 2025	May 31, 2025
C000229339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Regulatory/Strategy Benchmark)
Without Sales Load [Member] | C000229339
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(1.74%)
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.29%)